PGIM Jennison Energy Infrastructure Fund
Schedule of Investments  (unaudited)
as of February 28, 2026
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks 74.4%
Electric Utilities 1.7%
Constellation Energy Corp.	30,314	$9,999,982
Heavy Electrical Equipment 3.7%
GE Vernova, Inc.	11,758	10,271,789
Siemens Energy AG (Germany)	55,121	10,675,712
		20,947,501
Independent Power Producers & Energy Traders 1.6%
Vistra Corp.	52,057	9,052,192
Oil & Gas Exploration & Production 1.6%
EQT Corp.	151,803	9,323,740
Oil & Gas Storage & Transportation 65.8%
Antero Midstream Corp.	1,051,636	23,640,776
Cheniere Energy, Inc.	125,388	29,557,713
DT Midstream, Inc.	246,137	34,173,661
Enbridge, Inc. (Canada)	500,267	26,578,461
Gibson Energy, Inc. (Canada)	385,147	8,275,839
Hess Midstream LP (Class A Stock)	372,599	14,412,129
Keyera Corp. (Canada)	567,810	21,670,898
Kinder Morgan, Inc.	998,725	33,227,581
Kinetik Holdings, Inc.(a)	270,126	12,288,032
ONEOK, Inc.	259,563	21,484,030
Pembina Pipeline Corp. (Canada)	334,679	14,715,060
Rockpoint Gas Storage, Inc. (Canada) (Class A Stock)	443,140	9,213,336
South Bow Corp. (Canada)	531,158	17,078,985
Targa Resources Corp.	150,911	35,584,814
TC Energy Corp. (Canada)	410,877	26,401,796
Williams Cos., Inc. (The)	676,695	50,562,650
		378,865,761

Total Common Stocks (cost $298,276,248)		428,189,176
Master Limited Partnerships 24.0%
Oil & Gas Storage & Transportation
Energy Transfer LP	1,604,950	30,237,258
Enterprise Products Partners LP	728,029	26,310,968
MPLX LP	670,327	39,509,074
Plains GP Holdings LP (Class A Stock)*(f)	1,141,702	25,733,963
Western Midstream Partners LP	397,253	16,521,752

Total Master Limited Partnerships (cost $78,145,329)		138,313,015

Total Long-Term Investments (cost $376,421,577)		566,502,191

Short-Term Investments 3.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)	9,416,692	9,416,692

PGIM Jennison Energy Infrastructure Fund
Schedule of Investments  (unaudited) (continued)
as of February 28, 2026
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.836%) (cost $12,331,885; includes $12,303,970 of cash collateral for securities on loan)(b)(wb)	12,340,523	$12,331,885

Total Short-Term Investments (cost $21,748,577)		21,748,577

TOTAL INVESTMENTS 102.2% (cost $398,170,154)		588,250,768
Liabilities in excess of other assets (2.2)%		(12,657,736)

Net Assets 100.0%		$575,593,032

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,672,734; cash collateral of $12,303,970 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Represents a security that is not a qualified publicly-traded partnership subject to the 25% investment limit under Subchapter M of the Internal Revenue Code.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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